DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2020	2019
Total debt, net of deferred finance charges	1,119,708	1,216,933
Less: Current portion of long-term debt, net of deferred finance charges	(702,962)	(225,254)
Long-term debt, net of deferred finance charges	416,746	991,679

Schedule of Maturities of Long-term Debt
Our outstanding debt as of December 31, 2020 is repayable as follows:

Year Ending December 31, (in thousands of $)
2021	706,885
2022	277,434
2023	12,819
2024	12,836
2025	114,910
Total debt	1,124,884
Less: deferred finance charges	(5,176)
Total debt, net deferred finance charges	1,119,708

Schedule of Long-term Debt Instruments
As of December 31, 2020 and 2019, the maturity dates for our total debt were as follows:

(in thousands of $)	2020	2019	Maturity date
2015 Norwegian Bonds (1)	142,552	150,000	2021
$800 million credit facility	516,000	568,000	2021
2017 Norwegian Bonds (1)	242,503	250,000	2022
NR Satu Facility	59,362	74,113	2022
Eskimo SPV debt (2)	164,467	180,831	2025
Total debt	1,124,884	1,222,944
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(1) Includes the premium payable at maturity accreted using the effective interest rate method over the instrument term.

(2) This represents the total loan facility drawn down by the subsidiary of CMBL, which we consider to be a VIE. We determined that we are the primary beneficiary of this VIE as we are expected to absorb the majority of the VIE's losses and residual gains associated with the vessel sold and leased backed from the subsidiary of CMBL. Accordingly, the VIE and its related loan facilities are consolidated in our results. See note 2 and note 5.